united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
	Shares		Fair Value
		COMMON STOCKS - 98.6%
		AEROSPACE/DEFENSE - 0.5%
	5,430	Triumph Group, Inc.	$ 151,388

		AIRLINES - 0.6%
	4,200	Spirit Airlines, Inc. *	178,626

		APPAREL - 0.9%
	1,100	Deckers Outdoor Corp. *	65,505
	7,760	Unifi, Inc. *	228,377
			293,882
		AUTO PARTS & EQUIPMENT - 1.7%
	5,430	Cooper Tire & Rubber Co.	206,449
	8,600	Dana Holding Corp.	134,074
	7,940	Tower International, Inc.	191,354
			531,877
		BANKS - 17.1%
	29,430	Associated Banc-Corp.	576,534
	49,735	First Commonwealth Financial Corp.	501,826
	33,020	Fulton Financial Corp.	479,450
	19,845	Hancock Holding Co.	643,573
	6,300	MB Financial, Inc.	187,614
	15,740	International Bancshares Corp.	598,750
	56,770	Old National Bancorp.	798,186
	27,570	Southwest Bancorp, Inc.	523,554
	8,970	UMB Financial Corp.	533,266
	19,420	Union Bankshares Corp.	519,873
			5,362,626
		BEVERAGES - 0.1%
	250	The Boston Beer Co., Inc. *	38,815

		BEVERAGES - 0.5%
	7,500	Myriad Genetics, Inc. *	154,350

		CHEMICALS - 1.0%
	3,000	A Schulman, Inc.	87,360
	7,700	Calgon Carbon Corp.	116,809
	5,260	Olin Corp.	107,935
			312,104
		COMMERCIAL SERVICES - 4.1%
	11,440	Korn/Ferry International	240,240
	16,845	Liberty Tax, Inc.	215,279
	9,285	McGrath RentCorp.	294,427
	4,845	Morningstar, Inc.	384,063
	10,500	Resources Connection, Inc.	156,870
			1,290,879
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016
	Shares		Fair Value
		COMPUTERS - 1.6%
	28,300	Brocade Communications Systems, Inc.	$ 261,209
	3,640	Science Applications International Corp.	252,507
			513,716
		DISTRIBUTION/WHOLESALE - 0.4%
	6,530	Essendant, Inc.	133,996

		DIVERSIFIED FINANCIAL SERVICES - 2.8%
	12,820	Investment Technology Group, Inc.	219,735
	9,110	Legg Mason, Inc.	305,003
	4,700	Stifel Financial Corp.*	180,715
	1,610	Virtus Investment Partners, Inc.	157,555
			863,008
		ELECTRIC - 3.3%
	6,500	ALLETE, Inc.	387,530
	9,900	Avista Corp.	413,721
	15,450	Dynegy, Inc. *	191,426
	755	El Paso Electric Co.	35,311
			1,027,988
		ELECTRONICS - 2.1%
	5,500	Methode Electronics, Inc.	192,335
	900	Tech Data Corp. *	76,239
	28,120	Vishay Intertechnology, Inc.	396,211
			664,785
		ENGINEERING & CONSTRUCTION - 1.0%
	17,115	Aegion Corp. *	326,383

		ENVIRONMENTAL CONTROL - 0.5%
	4,480	Tetra Tech, Inc.	158,906

		FOOD - 2.6%
	10,750	Dean Foods Co.	176,300
	19,000	Flowers Foods, Inc.	287,280
	3,700	Sanderson Farms, Inc.	356,421
			820,001
		FOREST PRODUCTS & PAPER - 1.4%
	2,660	Clearwater Paper Corp. *	172,022
	12,370	PH Glatfelter Co.	268,182
			440,204
		GAS - 2.1%
	13,380	New Jersey Resources Corp.	439,667
	3,250	Southwest Gas Corp.	227,045
			666,712
		HAND/MACHINE TOOLS - 0.3%
	3,640	Kennametal, Inc.	105,633
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016
	Shares		Fair Value
		HEALTHCARE PRODUCTS - 2.1%
	11,200	Bruker Corp.	$ 253,680
	3,950	Haemonetics Corp. *	143,029
	5,870	Patterson Cos, Inc.	269,668
			666,377
		HEALTHCARE SERVICES - 0.9%
	8,500	Air Methods Corp. *	267,665

		HOME FURNISHINGS - 1.5%
	24,822	TiVo Corp.*	483,524

		HOUSEWARES - 0.6%
	3,080	Tupperware Brands Corp.	201,340

		INSURANCE - 3.9%
	21,700	CNO Financial Group, Inc.	331,359
	12,390	First American Financial Corp.	486,679
	5,044	ProAssurance Corp.	264,709
	11,200	Radian Group, Inc.	151,760
			1,234,507
		IRON & STEEL - 1.5%
	6,050	Carpenter Technology Corp.	249,623
	13,000	Commercial Metals Co.	210,470
			460,093
		MACHINERY - CONSTRUCTION & MINING - 1.7%
	1,800	Hyster-Yale Materials Handling, Inc.	108,234
	7,370	Oshkosh Corp.	412,720
			520,954
		MACHINERY - DIVERSIFIED - 3.3%
	6,030	AGCO Corp.	297,400
	15,100	Briggs & Stratton Corp.	281,615
	7,900	BWX Technologies, Inc.	303,123
	2,000	Lindsay Corp.	147,960
			1,030,098
		MEDIA - 0.8%
	17,300	Time, Inc.	250,504

		METAL FABRICATE/HARDWARE - 0.6%
	5,000	The Timken Co.	175,700

		MINING - 0.4%
	3,600	Materion Corp.	110,556

		MISCELLANEOUS MANUFACTURER - 1.0%
	22,495	Federal Signal Corp.	298,284

		OIL & GAS - 1.0%
	2,130	Murphy USA, Inc. *	151,997
	5,895	Western Refining, Inc.	155,982
			307,979
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016
	Shares		Fair Value
		OIL & GAS SERVICES - 3.4%
	13,370	Bristow Group, Inc.	$ 187,447
	3,100	Forum Energy Technologies, Inc. *	61,566
	9,045	Oil States International, Inc. *	285,551
	3,895	SEACOR Holdings, Inc.*	231,714
	16,745	Superior Energy Services, Inc.	299,735
			1,066,013
		PHARMACEUTICALS - 1.1%
	10,280	Owens & Minor, Inc.	357,024

		REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.6%
	50,865	Cousins Properties, Inc.	531,031
	10,990	DuPont Fabros Technology, Inc.	453,337
	21,645	Dynex Capital, Inc.	160,606
	11,310	First Industrial Realty Trust, Inc.	319,168
	12,945	Hersha Hospitality Trust	233,269
	3,415	Life Storage, Inc.	303,730
	4,065	National Health Investors, Inc.	319,021
	23,220	RLJ Lodging Trust	488,317
	10,335	Ryman Hospitality Properties, Inc.	497,734
			3,306,213
		RETAIL - 6.5%
	17,100	Bloomin' Brands, Inc.	294,804
	2,300	Bob Evans Farms, Inc.	88,090
	2,380	Brinker International, Inc.	120,023
	4,730	Cheesecake Factory, Inc.	236,784
	13,500	DSW, Inc.	276,480
	10,760	Express, Inc. *	126,860
	6,900	GameStop Corp.	190,371
	3,700	Group 1 Automotive, Inc.	236,356
	6,380	Haverty Furniture Cos, Inc.	127,855
	4,200	Movado Group, Inc.	90,216
	3,350	Penske Automotive Group, Inc.	161,403
	14,360	Stage Stores, Inc.	80,560
			2,029,802
		SAVING & LOANS - 4.1%
	11,813	Berkshire Hills Bancorp, Inc.	327,338
	17,080	Flushing Financial Corp.	405,137
	12,950	Oritani Financial Corp.	203,574
	13,020	Washington Federal, Inc.	347,374
			1,283,423
		SEMICONDUCTORS - 3.6%
	1,695	Cavium, Inc. *	98,649
	12,400	Cree, Inc. *	318,928
	16,750	Teradyne, Inc.	361,465
	8,830	Tessera Technologies, Inc.	339,425
			1,118,467
COZAD SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016
	Shares		Fair Value
		STORAGE - 0.3%
	2,330	Verint Systems, Inc. *	$ 87,678

		STORAGE/WAREHOUSING - 0.8%
	8,140	Mobile Mini, Inc.	245,828

		TELECOMMUNICATIONS - 2.1%
	8,040	DigitalGlobe, Inc. *	221,100
	21,400	Infinera Corp. *	193,242
	23,700	Windstream Holdings, Inc. *	238,185
			652,527
		TRANSPORTATION - 0.9%
	11,960	Heartland Express, Inc.	225,805
	1,740	Matson, Inc.	69,391
			295,196
		TRUCKING & LEASING - 0.5%
	4,000	The Greenbrier Cos, Inc.	141,200

		WATER - 0.8%
	6,550	American States Water Co.	262,327

		TOTAL COMMON STOCKS (Cost $29,850,117)	30,889,158

		SHORT-TERM INVESTMENT - 1.3%
		MONEY MARKET FUND - 1.3%
	406,453	Dreyfus Cash Management, Institutional Shares, 0.03%** (Cost $406,453)	406,453

		TOTAL INVESTMENTS - 99.9% (Cost $30,256,570) (a)	$ 31,295,611
		OTHER ASSETS LESS LIABILITIES - 0.1%	25,538
		NET ASSETS - 100.0%	$ 31,321,149

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,707,418 and differs from fair market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,376,734
		Unrealized Depreciation:	(1,788,541)
		Net Unrealized Appreciation:	$ 588,193
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund's assets and liabilities measured at fair value:

COZAD SMALL CAP VALUE FUND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 30,889,158	$ -	$ -	$ 30,889,158
Short-Term Investment	406,453	-	-	406,453
Total	$ 31,295,611	$ -	$ -	$ 31,295,611

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 11/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 11/28/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/28/2016